Note 18 - Financial Instruments with Off-balance Sheet Risk - Financial Instruments with Off-Balance Sheet Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Commitments to originate, fund or purchase loans	$ 184,596	$ 165,949
Forward commitments	1,900	1,000
Single Family Mortgages [Member]
Commitments to originate, fund or purchase loans	7,587	4,292
Commercial Real Estate [Member]
Commitments to originate, fund or purchase loans	33,953	18,834
Non-real Estate Commercial Loans [Member]
Commitments to originate, fund or purchase loans	420	1,310
Undisbursed Balance of Loans Closed [Member]
Commitments to originate, fund or purchase loans	39,841	44,082
Unused Line of Credit [Member]
Commitments to originate, fund or purchase loans	100,893	96,354
Letters of Credit [Member]
Commitments to originate, fund or purchase loans	1,902	1,077
Forward Commitments [Member]
Forward commitments	$ 9,595	$ 8,071